                                             Supplement to Prospectus Dated May 1, 2002
                                                 Supplement dated November 11, 2002

This Supplement  should be retained with the current  Prospectus for your annuity contract issued by American Skandia Life Assurance
Corporation ("American Skandia").  If you do not have a current Prospectus, please contact American Skandia at 1-800-766-4530.

                                          A. SUB-ADVISOR CHANGES/SUB-ACCOUNT NAME CHANGES

Pursuant to the exemptive  authority  granted to American  Skandia  Trust,  its  investment  adviser,  American  Skandia  Investment
Services,  Incorporated  ("ASISI") has changed  sub-advisors  for three  portfolios:  AST Janus Overseas  Growth,  AST Janus Mid-Cap
Growth and AST JanCap Growth.

AST Janus Overseas Growth Portfolio/Sub-account
Effective  November  11, 2002,  William  Blair & Company,  L.L.C.  will become the  sub-advisor  for the AST Janus  Overseas  Growth portfolio.  The investment  objective of the AST Janus Overseas Growth portfolio is unchanged.  In connection with this change,  the
AST Janus  Overseas  Growth  portfolio  will change its name to "AST William  Blair  International  Growth." All  references  in the
Prospectus to AST Janus Overseas Growth are deleted and replaced with AST William Blair International Growth.

Following the change in sub-advisor, the AST William Blair International Growth sub-account is now available as a Sub-account.

AST Janus Mid-Cap Growth Portfolio/Sub-account
Effective  November  11,  2002,  Goldman  Sachs  Asset  Management  will become the  sub-advisor  for the AST Janus  Mid-Cap  Growth portfolio.  The investment  objective of the AST Janus Mid-Cap Growth  portfolio is unchanged.  In connection with this change,  the
AST Janus Mid-Cap  Growth  portfolio  will change its name to "AST Goldman Sachs Mid-Cap  Growth." All  references in the Prospectus to AST Janus Mid-Cap Growth are deleted and replaced with AST Goldman Sachs Mid-Cap Growth.

AST JanCap Growth Portfolio/Sub-account
Effective  November 11, 2002,  Goldman Sachs Asset Management will become the sub-advisor for the AST JanCap Growth  portfolio.  The investment  objective of the AST JanCap  Growth  portfolio is  unchanged.  In  connection  with this change,  the AST JanCap  Growth portfolio  will change its name to "AST Goldman Sachs  Concentrated  Growth." All  references in the Prospectus to AST JanCap Growth are deleted and replaced with AST Goldman Sachs Concentrated Growth.

                                        B. UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

----------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management       Other       12b-1 Fees    Total Annual      Fee       Net Annual
                                                       Fees         Expenses                    Portfolio      Waivers        Fund
              UNDERLYING PORTFOLIO                                                              Operating        and       Operating
                                                                                                 Expenses      Expense      Expenses
                                                                                                             Reimburs-ment
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust:
  AST William Blair International Growth              1.00%          0.22%          0.02%         1.24%         0.10%        1.14%
  AST Goldman Sachs Mid-Cap Growth                    1.00%          0.26%          0.08%         1.34%         0.10%        1.24%
  AST Goldman Sachs Concentrated Growth               0.90%          0.14%          0.03%         1.07%         0.06%        1.01%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

                                                        C. Expense Examples

The following expense examples are effective as of November 11, 2002

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
Whether  or  not  you  surrender   your    No Optional Benefits Elected       One Optional Benefit Elected    Any Two Optional Benefits Elected   All Optional Benefits Elected
Annuity  at the  end of the  applicable
period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10         1     3 Years  5       10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years    Year             Years    Years    Year                     Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
AST William Blair International Growth     26       81      138      293      29      89       151     318      32       97      164      342      34      104      176     365
AST Goldman Sachs Mid-Cap Growth           27       84      143      303      30      92       156     328      33       100     169      352      35      107      181     375
AST Goldman Sachs Concentrated Growth      25       77      132      280      28      85       144     304      30       92      157      329      33      100      169     353
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

ASL - SUPP (11/11/02)                                                                                                     ASLPROS

                                             Supplement to Prospectus Dated May 1, 2002
                                                 Supplement dated November 11, 2002

This Supplement  should be retained with the current  Prospectus for your annuity contract issued by American Skandia Life Assurance
Corporation ("American Skandia").  If you do not have a current Prospectus, please contact American Skandia at 1-800-766-4530.

                                          A. SUB-ADVISOR CHANGES/SUB-ACCOUNT NAME CHANGES

Pursuant to the exemptive  authority  granted to American  Skandia  Trust,  its  investment  adviser,  American  Skandia  Investment
Services,  Incorporated  ("ASISI") has changed  sub-advisors  for three  portfolios:  AST Janus Overseas  Growth,  AST Janus Mid-Cap
Growth and AST JanCap Growth.

AST Janus Overseas Growth Portfolio/Sub-account
Effective  November  11, 2002,  William  Blair & Company,  L.L.C.  will become the  sub-advisor  for the AST Janus  Overseas  Growth portfolio.  The investment  objective of the AST Janus Overseas Growth portfolio is unchanged.  In connection with this change,  the
AST Janus  Overseas  Growth  portfolio  will change its name to "AST William  Blair  International  Growth." All  references  in the
Prospectus to AST Janus Overseas Growth are deleted and replaced with AST William Blair International Growth.

Following the change in sub-advisor, the AST William Blair International Growth sub-account is now available as a Sub-account.

AST Janus Mid-Cap Growth Portfolio/Sub-account
Effective  November  11,  2002,  Goldman  Sachs  Asset  Management  will become the  sub-advisor  for the AST Janus  Mid-Cap  Growth portfolio.  The investment  objective of the AST Janus Mid-Cap Growth  portfolio is unchanged.  In connection with this change,  the
AST Janus Mid-Cap  Growth  portfolio  will change its name to "AST Goldman Sachs Mid-Cap  Growth." All  references in the Prospectus to AST Janus Mid-Cap Growth are deleted and replaced with AST Goldman Sachs Mid-Cap Growth.

AST JanCap Growth Portfolio/Sub-account
Effective  November 11, 2002,  Goldman Sachs Asset Management will become the sub-advisor for the AST JanCap Growth  portfolio.  The investment  objective of the AST JanCap  Growth  portfolio is  unchanged.  In  connection  with this change,  the AST JanCap  Growth portfolio  will change its name to "AST Goldman Sachs  Concentrated  Growth." All  references in the Prospectus to AST JanCap Growth are deleted and replaced with AST Goldman Sachs Concentrated Growth.

                                        B. UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

----------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management       Other       12b-1 Fees    Total Annual      Fee       Net Annual
                                                       Fees         Expenses                    Portfolio      Waivers        Fund
              UNDERLYING PORTFOLIO                                                              Operating        and       Operating
                                                                                                 Expenses      Expense      Expenses
                                                                                                             Reimburs-ment
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust:
  AST William Blair International Growth              1.00%          0.22%          0.02%         1.24%         0.10%        1.14%
  AST Goldman Sachs Mid-Cap Growth                    1.00%          0.26%          0.08%         1.34%         0.10%        1.24%
  AST Goldman Sachs Concentrated Growth               0.90%          0.14%          0.03%         1.07%         0.06%        1.01%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

                                                        C. Expense Examples

The following expense examples are effective as of November 11, 2002

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
Whether  or  not  you  surrender   your    No Optional Benefits Elected       One Optional Benefit Elected    Any Two Optional Benefits Elected   All Optional Benefits Elected
Annuity  at the  end of the  applicable
period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10         1     3 Years  5       10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years    Year             Years    Years    Year                     Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
AST William Blair International Growth     26       81      138      293      29      89       151     318      32       97      164      342      34      104      176     365
AST Goldman Sachs Mid-Cap Growth           27       84      143      303      30      92       156     328      33       100     169      352      35      107      181     375
AST Goldman Sachs Concentrated Growth      25       77      132      280      28      85       144     304      30       92      157      329      33      100      169     353
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

Wells ASL - SUPP (11/11/02)                                                                                                 WFASL

                                             Supplement to Prospectus Dated May 1, 2002
                                                 Supplement dated November 11, 2002

This Supplement  should be retained with the current  Prospectus for your annuity contract issued by American Skandia Life Assurance
Corporation ("American Skandia").  If you do not have a current Prospectus, please contact American Skandia at 1-800-766-4530.

                                          A. SUB-ADVISOR CHANGES/SUB-ACCOUNT NAME CHANGES

Pursuant to the exemptive  authority  granted to American  Skandia  Trust,  its  investment  adviser,  American  Skandia  Investment
Services,  Incorporated  ("ASISI") has changed  sub-advisors  for three  portfolios:  AST Janus Overseas  Growth,  AST Janus Mid-Cap
Growth and AST JanCap Growth.

AST Janus Overseas Growth Portfolio/Sub-account
Effective  November  11, 2002,  William  Blair & Company,  L.L.C.  will become the  sub-advisor  for the AST Janus  Overseas  Growth portfolio.  The investment  objective of the AST Janus Overseas Growth portfolio is unchanged.  In connection with this change,  the
AST Janus  Overseas  Growth  portfolio  will change its name to "AST William  Blair  International  Growth." All  references  in the
Prospectus to AST Janus Overseas Growth are deleted and replaced with AST William Blair International Growth.

Following the change in sub-advisor, the AST William Blair International Growth sub-account is now available as a Sub-account.

AST Janus Mid-Cap Growth Portfolio/Sub-account
Effective  November  11,  2002,  Goldman  Sachs  Asset  Management  will become the  sub-advisor  for the AST Janus  Mid-Cap  Growth portfolio.  The investment  objective of the AST Janus Mid-Cap Growth  portfolio is unchanged.  In connection with this change,  the
AST Janus Mid-Cap  Growth  portfolio  will change its name to "AST Goldman Sachs Mid-Cap  Growth." All  references in the Prospectus to AST Janus Mid-Cap Growth are deleted and replaced with AST Goldman Sachs Mid-Cap Growth.

AST JanCap Growth Portfolio/Sub-account
Effective  November 11, 2002,  Goldman Sachs Asset Management will become the sub-advisor for the AST JanCap Growth  portfolio.  The investment  objective of the AST JanCap  Growth  portfolio is  unchanged.  In  connection  with this change,  the AST JanCap  Growth portfolio  will change its name to "AST Goldman Sachs  Concentrated  Growth." All  references in the Prospectus to AST JanCap Growth are deleted and replaced with AST Goldman Sachs Concentrated Growth.

                                        B. UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

----------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management       Other       12b-1 Fees    Total Annual      Fee       Net Annual
                                                       Fees         Expenses                    Portfolio      Waivers        Fund
              UNDERLYING PORTFOLIO                                                              Operating        and       Operating
                                                                                                 Expenses      Expense      Expenses
                                                                                                             Reimburs-ment
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust:
  AST William Blair International Growth              1.00%          0.22%          0.02%         1.24%         0.10%        1.14%
  AST Goldman Sachs Mid-Cap Growth                    1.00%          0.26%          0.08%         1.34%         0.10%        1.24%
  AST Goldman Sachs Concentrated Growth               0.90%          0.14%          0.03%         1.07%         0.06%        1.01%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

                                                        C. Expense Examples

The following expense examples are effective as of November 11, 2002

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
Whether  or  not  you  surrender   your    No Optional Benefits Elected       If you elect the Guaranteed      If you elect the Enhanced Death     If you elect the Guaranteed
Annuity  at the  end of the  applicable                                           Return Option (GRO)                   Benefit (EBP)              Minimum Death Benefit (GMDB)
period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10         1     3 Years  5       10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years    Year             Years    Years    Year                     Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
AST William Blair International Growth     26       81      138      293      29      89       151     318      29       89      151      318      30      92       157     333
AST Goldman Sachs Mid-Cap Growth           27       84      143      302      30      92       156     328      30       92      156      328      31      95       162     343
AST Goldman Sachs Concentrated Growth      25       77      132      280      28      85       144     304      28       85      144      304      29      88       151     321
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
Whether  or  not  you  surrender   your      If you elect EBP and GRO          If you elect GMDB and GRO
Annuity  at the  end of the  applicable
period or you annuitize
---------------------------------------- ---------------------------------- ---------------------------------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
AST William Blair International Growth     31       96      163      341      33      100      170     358
AST Goldman Sachs Mid-Cap Growth           33      100      169      351      34      103      175     367
AST Goldman Sachs Concentrated Growth      30       92      157      329      31      96       163     345
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

FUSI ASL - SUPP (11/11/02)                                                                                                   FSASL